Condensed Balance Sheets (Detail)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Current assets
Cash and cash equivalents	$ 429,570,728	¥ 2,982,509,565	$ 307,204,908	¥ 2,132,923,674	¥ 1,750,204,915	¥ 1,187,211,176
Deferred tax assets	0	0		0
Other current assets	12,786,819	88,778,883		75,141,655
Total current assets	681,626,127	4,732,530,196		3,261,832,080
Investment in subsidiaries and VIEs	77,657,570	539,176,511		326,155,843
Non-current deferred tax assets	8,026,329	55,726,799		43,863,568
Other non-current assets	5,566,233	38,646,355		16,885,730
Total assets	857,912,963	5,956,489,700		4,096,994,415
Current liabilities
Other current liabilities	48,206,031	334,694,476		340,905,107
Total current liabilities	226,949,700	1,575,711,768		966,830,381
Convertible notes	80,000,000	555,440,000		518,224,000
Other non-current liabilities	14,251,168	98,945,858		77,876,237
Total Liabilities	321,842,714	2,234,553,961		1,562,997,866
Shareholders' equity
Treasury stock (1,246,073 ordinary shares as of December 31, 2015 and 1,287,205 ordinary shares as of December 31, 2016)	(18,787,083)	(130,438,720)		(117,836,564)
Additional paid-in capital	176,611,794	1,226,215,683		990,515,956
Retained earnings	322,871,055	2,241,693,736		1,597,865,303
Accumulated other comprehensive income	(782,553)	(5,433,263)		(21,757,099)
Total shareholders' equity	479,927,444	3,332,136,241		2,448,885,729
Total Liabilities and Equity	857,912,963	5,956,489,700		4,096,994,415
Class A
Shareholders' equity
Ordinary shares	10,047	69,758		69,086
Class B
Shareholders' equity
Ordinary shares	4,184	29,047		29,047
Parent Company
Current assets
Cash and cash equivalents	52,551,405	364,864,405	$ 46,293,846	321,418,159	¥ 179,137,927	¥ 258,427,798
Due from subsidiaries and VIEs	72,721,707	504,906,811		543,918,770
Deferred tax assets				755,246
Other current assets	4,727,332	32,821,866		31,146,365
Total current assets	130,000,444	902,593,082		897,238,540
Investment in subsidiaries and VIEs	432,192,257	3,000,710,841		2,091,409,293
Non-current deferred tax assets	402,536	2,794,810		2,979,502
Other non-current assets	100,000	694,300		647,780
Total assets	562,695,237	3,906,793,033		2,992,275,115
Current liabilities
Other current liabilities	1,504,148	10,443,302		15,300,517
Total current liabilities	1,504,148	10,443,302		15,300,517
Convertible notes	80,000,000	555,440,000		518,224,000
Other non-current liabilities	1,263,645	8,773,490		9,864,869
Total Liabilities	82,767,793	574,656,792		543,389,386
Shareholders' equity
Treasury stock (1,246,073 ordinary shares as of December 31, 2015 and 1,287,205 ordinary shares as of December 31, 2016)	(18,787,083)	(130,438,720)		(117,836,564)
Additional paid-in capital	176,611,794	1,226,215,683		990,515,956
Retained earnings	322,871,055	2,241,693,736		1,597,865,303
Accumulated other comprehensive income	(782,553)	(5,433,263)		(21,757,099)
Total shareholders' equity	479,927,444	3,332,136,241		2,448,885,729
Total Liabilities and Equity	562,695,237	3,906,793,033		2,992,275,115
Parent Company | Class A
Shareholders' equity
Ordinary shares	10,047	69,758		69,086
Parent Company | Class B
Shareholders' equity
Ordinary shares	$ 4,184	¥ 29,047		¥ 29,047